CAPITAL STOCK (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended	6 Months Ended
	Mar. 31, 2019	Jun. 30, 2019	Jun. 30, 2018	Jan. 01, 2019
Disclosure of classes of share capital [line items]
Dividends paid, ordinary shares	$ 76.3
Common shares
Disclosure of classes of share capital [line items]
Number of shares issued (shares)		1,752,668,983
Par value per share (in dollars per share)		$ 0
Capital stock
Disclosure of classes of share capital [line items]
Number of Shares Issued in Dividend Reinvestment Plan with Owners		1,127,895	571,000
Randgold [Member]
Disclosure of classes of share capital [line items]
Dividends paid, ordinary shares	$ 256.2
Randgold [Member] | Common shares
Disclosure of classes of share capital [line items]
Number of shares issued (shares)				583,669,178